Investees (Details Textual) ₪ / shares in Units, ₪ in Thousands, $ in Millions		1 Months Ended			12 Months Ended
	Aug. 04, 2009	Mar. 28, 2018 ILS (₪)	Sep. 30, 2016	Mar. 25, 2015	Dec. 31, 2017 ILS (₪) ₪ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪) ₪ / shares	Dec. 31, 2015 ILS (₪)
Disclosure of subsidiaries [line items]
Dividend paid by Bezeq to non-controlling interests					₪ (948,000)	$ (273)	₪ (1,062,000)	₪ (1,232,000)
Second contingent consideration liability amount					14,000
Accrued for excess of advance payment					₪ 10,000
Interest rate					4.00%
Bezeq [Member]
Disclosure of subsidiaries [line items]
Outstanding shares, percentage					25.82%
Outstanding shares held percentage					0.52%
Dividend paid by Bezeq to non-controlling interests					₪ 948,000		₪ 1,062,000	₪ 1,232,000
Dividends per share | ₪ / shares					₪ 0.47		₪ 0.52
Share capital, percentage					5.00%
Ownership interest	100.00%				73.66%	73.66%	73.66%	69.44%
Payments of contingent consideration					₪ 94,000
Distribution of cash dividend		₪ 368
Bezeq [Member] | March 6, 2018 [Member]
Disclosure of subsidiaries [line items]
Ownership interest					70.00%	70.00%
DBS [Member]
Disclosure of subsidiaries [line items]
Description of DBS share capital				Bezeq held 49.78% of the share capital of DBS and it held options to acquire 8.6% of DBS's shares, which Bezeq was unable to exercise. Eurocom DBS Ltd. held the balance of DBS shares. On March 25, 2015, Bezeq exercised the options for no consideration and on June 24, 2016, Bezeq completed a transaction ("the Acquisition Transaction") for the acquisition of the entire holdings of Eurocom DBS in DBS, which at that date represented 50.22% of the issued share capital of DBS (41.62% fully diluted) and all the shareholder loans provided by Eurocom to DBS.
Share capital, percentage				49.78%
Percentage of acquired				8.60%
Ownership interest					100.00%	100.00%
Cash consideration					₪ 680,000
Description of Eurocom DBS payments			Bezeq paid Eurocom DBS NIS 188 (plus interest differences of NIS 10) for the First Contingent Consideration, under the Assessment Agreement.
Payments of contingent consideration					57,000		₪ 57,000
Equity of DBS amounted to NIS					348,000		592,000
Working capital deficit of DBS					535,000
Payments of debt estimated value					43,000
DBS [Member] | First Contingent Consideration [Member]
Disclosure of subsidiaries [line items]
Cash consideration					200,000
Payments of contingent consideration					6,000
DBS [Member] | Second Contingent Consideration [Member]
Disclosure of subsidiaries [line items]
Cash consideration					170,000
Second contingent consideration liability amount					₪ 14,000		₪ 84,000